Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 28, 2014
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2014
Prospectus Date	rr_ProspectusDate	Aug. 28, 2014
International Equity Portfolio Class A | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	sat_SupplementTextBlock

THE SARATOGA ADVANTAGE TRUST

INTERNATIONAL EQUITY PORTFOLIO   (Ticker: SIEYX)

Supplement dated August 28, 2014 to the Class A Shares Prospectus

Dated December 31, 2013 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  INTERNATIONAL EQUITY PORTFOLIO” beginning on page 37 of the Prospectus.

The Board of Trustees of the Saratoga Advantage Trust (the “Trust”) has approved a change in the primary benchmark of the International Equity Portfolio (the “Portfolio”) to the MSCI ACWI EX-USA Index. Therefore, the table entitled “AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2012)” located on page 40 of the Prospectus is amended to include the following information:

	1 Year	5 Years	Life of the Portfolio (Since 2/14/06)
MSCI ACWI EX-USA	16.83%	-2.89%	2.58%*

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS” beginning on page 68 of the Prospectus.  The following investment strategy is added after the sub-section entitled “DERIVATIVES AND OTHER STRATEGIES” located on page 68:

PARTICIPATION NOTES: The International Equity Portfolio may invest in participation notes (“P-Notes”).

The sub-section entitled “ADDITIONAL RISK INFORMATION” beginning on page 69 is amended by adding the following after the sub-section entitled “DERIVATIVES” located on page 70:

PARTICIPATION NOTES. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security. However, the holder of a P-Note generally does not receive voting rights as it would if it directly owned the underlying security.

P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, subjecting a Portfolio to counterparty risk. Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a P-Note, a Portfolio is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Portfolio would lose its investment. The risk that a Portfolio may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Portfolio purchases P-Notes issued by one issuer or a small number of issuers. P-Notes also include transaction costs in addition to those applicable to a direct investment in securities.

Due to liquidity and transfer restrictions, the secondary markets on which P-Notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in a Portfolio. The ability of a Portfolio to value its securities becomes more difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Portfolio’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for a Portfolio to accurately assign a daily value to such securities.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this Supplement for future reference.

International Equity Portfolio Class A | International Equity Portfolio | MSCI ACWI EX-USA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2006
International Equity Portfolio Class I | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	sat_SupplementTextBlock

THE SARATOGA ADVANTAGE TRUST

INTERNATIONAL EQUITY PORTFOLIO   (Ticker: SIEPX)

Supplement dated August 28, 2014 to the Class I Shares Prospectus

Dated December 31, 2013 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  INTERNATIONAL EQUITY PORTFOLIO” beginning on page 34 of the Prospectus.

The Board of Trustees of the Saratoga Advantage Trust (the “Trust”) has approved a change in the primary benchmark of the International Equity Portfolio (the “Portfolio”) to the MSCI ACQI ex USA Index. Therefore, the table entitled “AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2012)” located on page 37 of the Prospectus is amended to include the following information:

	1 Year	5 Years	10 Years
MSCI ACWI EX-USA	16.83%	-2.89%	9.74%

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS” beginning on page 64 of the Prospectus.  The following investment strategy is added after the sub-section entitled “DERIVATIVES AND OTHER STRATEGIES” located on page 64:

PARTICIPATION NOTES: The International Equity Portfolio may invest in participation notes (“P-Notes”).

The sub-section entitled “ADDITIONAL RISK INFORMATION” beginning on page 65 is amended by adding the following after the sub-section entitled “DERIVATIVES” located on page 66:

PARTICIPATION NOTES. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security. However, the holder of a P-Note generally does not receive voting rights as it would if it directly owned the underlying security.

P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, subjecting a Portfolio to counterparty risk. Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a P-Note, a Portfolio is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Portfolio would lose its investment. The risk that a Portfolio may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Portfolio purchases P-Notes issued by one issuer or a small number of issuers. P-Notes also include transaction costs in addition to those applicable to a direct investment in securities.

Due to liquidity and transfer restrictions, the secondary markets on which P-Notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in a Portfolio. The ability of a Portfolio to value its securities becomes more difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Portfolio’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for a Portfolio to accurately assign a daily value to such securities.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this Supplement for future reference.

International Equity Portfolio Class I | International Equity Portfolio | MSCI ACWI EX-USA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
International Equity Portfolio Class C | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	sat_SupplementTextBlock

INTERNATIONAL EQUITY PORTFOLIO   (Ticker: SIECX)

Supplement dated August 28, 2014 to the Class C Shares Prospectus

Dated December 31, 2013 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY:  INTERNATIONAL EQUITY PORTFOLIO” beginning on page 38 of the Prospectus.

The Board of Trustees of the Saratoga Advantage Trust (the “Trust”) has approved a change in the primary benchmark of the International Equity Portfolio (the “Portfolio”) to the MSCI ACQI ex USA Index. Therefore, the table entitled “AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2012)” located on page 41 of the Prospectus is amended to include the following information:

	1 Year	5 Years	10 Years
MSCI ACWI EX-USA	16.83%	-2.89%	9.74%

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS” beginning on page 71 of the Prospectus.  The following investment strategy is added after the sub-section entitled “DERIVATIVES AND OTHER STRATEGIES” located on page 71:

PARTICIPATION NOTES: The International Equity Portfolio may invest in participation notes (“P-Notes”).

The sub-section entitled “ADDITIONAL RISK INFORMATION” beginning on page 72 is amended by adding the following after the sub-section entitled “DERIVATIVES” located on page 73:

PARTICIPATION NOTES. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with the underlying security. However, the holder of a P-Note generally does not receive voting rights as it would if it directly owned the underlying security.

P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, subjecting a Portfolio to counterparty risk. Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a P-Note, a Portfolio is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Portfolio would lose its investment. The risk that a Portfolio may lose its investments due to the insolvency of a single counterparty may be amplified to the extent the Portfolio purchases P-Notes issued by one issuer or a small number of issuers. P-Notes also include transaction costs in addition to those applicable to a direct investment in securities.

Due to liquidity and transfer restrictions, the secondary markets on which P-Notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in a Portfolio. The ability of a Portfolio to value its securities becomes more difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Portfolio’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for a Portfolio to accurately assign a daily value to such securities.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this Supplement for future reference.

International Equity Portfolio Class C | International Equity Portfolio | MSCI ACWI EX-USA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%